Accrued liabilities - Current (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Accrued liabilities
Fuel and traffic accrued expenses		$ 1,106,913	$ 922,607
Maintenance and aircraft parts accrued expenses		194,366	130,897
Sales, marketing and distribution accrued expenses		143,758	102,880
Maintenance deposits		132,519	179,288
Salaries and benefits		114,781	170,994
Accrued administrative expenses		90,459	80,981
Aircraft and engine lease extension benefit		83,047	85,124
Deferred revenue from VClub membership		76,261	32,771
Information and communication accrued expenses		44,638	32,950
Supplier services agreement		10,634	6,333
Depositary services benefit		1,473	2,068
Advances from travel agencies		650	1,536
Others		51,474	37,010
Total accrued liabilities	$ 103,924	$ 2,050,973	$ 1,785,439